Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Oil sales, net of royalties		$ 652,264	$ 948,785	$ 261,131
Gain (loss) on risk management contracts		16,405	(121,478)	(39,291)
Gross profit		668,669	827,307	221,840
Expenses
Diluent expense		304,740	368,015	94,623
Transportation and marketing		55,673	67,842	24,057
Operating expenses		148,965	160,826	59,710
General and administrative		11,536	9,836	3,285
Stock-based compensation		9,808	1,183
Financing and interest		110,214	77,074	25,050
Depletion and depreciation		68,054	68,027	27,071
Exploration and other expenses		3,852	1,825	350
Other (income) expenses		(2,905)	(206)	8,373
Transaction costs		12,172	2,769	10,318
Listing expense		106,542
Gain on revaluation of warrants		(34,973)
Gain on acquisitions				(693,953)
Foreign exchange (gain) loss		(8,724)	26,099	1,512
Total expenses		784,954	783,290	(439,604)
Net income (loss) before taxes		(116,285)	44,017	661,444
Income tax recovery (expense)		(19,386)	87,681
Net income (loss) and comprehensive income (loss)		$ (135,671)	$ 131,698	$ 661,444
Net income (loss) per share
Basic (in Dollars per share)	[1]	$ (2.49)	$ 2.69	$ 15.52
Diluted (in Dollars per share)	[1]	$ (2.49)	$ 1.88	$ 13.75
Oil sales
Revenues
Oil sales, net of royalties		$ 675,970	$ 998,849	$ 270,674
Royalties
Revenues
Oil sales, net of royalties		$ (23,706)	$ (50,064)	$ (9,543)

[1]	For the years ended December 31, 2022 and 2021 the Company’s basic and diluted earnings per share is the net income per common share of Greenfire Resources Inc (see Note 1)., and the weighted average common shares outstanding has been recast by the applicable exchange ratio following the completion of the De-Spac Transaction with MBSC (Note 5.)